Oppenheimer Equity Income Fund
Semiannual Report December 31, 1995


[COVER PHOTO]                                               "We need our

                                                             investment

                                                             to do a lot...

                                                             we want it

                                                             to provide

                                                             money to

                                                             live on and

                                                             increase in

                                                             value, too."


[LOGO-OPENHEIMER FUNDS(R)]

This Fund is for people who want their investment to work two ways: provide both current income and the potential for long-term growth.

News

"This fund has one of the best
payouts in the equity-income
group."

    --Morningstar Mutual Funds
            September 15, 1995

How Your Fund Is Managed

Oppenheimer Equity Income Fund is designed to give you the benefits of a diversified port-folio of stocks, bonds, and other fixed-income investments. We manage your Fund to provide quarterly income from dividend-paying stocks and other income-producing instruments with a secondary objective of capital appreciation by investing in stocks, while maintaining prin-cipal as well.

     Diversification provides another advantage to shareholders: less risk. Because the Fund's assets are allocated across different types of securities, investment risk is reduced. And to maintain performance while offsetting risks in this year's volatile markets, your managers have increased the holdings of higher quality stocks over their previous levels.1

Performance

Total return at net asset value for the six months ended 12/31/95 was 11.34% for Class A shares and 10.86% for Class B shares.2

     Your Fund's average annual total returns at maximum offering price for Class A shares for the 1-, 5-, and 10-year periods ended 12/31/95 were 20.56%, 11.01% and 11.00%, respectively. For Class B shares, average annual total returns for the 1-year period ended 12/31/95 and since inception of the Class on 8/17/93 were 21.98% and 8.50%, respectively.3

Outlook

"Our outlook is optimistic. We continue to see a lot of positives in the stock market--such as low interest rates and inflation, and the fact that we've been able to find companies that have had good earnings regardless of a slower economy."

                                                   John Doney, Portfolio Manager
                                                               December 31, 1995

Total returns include change in share price and reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For more complete information, please review the prospectus carefully before you invest.

1. The Fund's portfolio is subject to change.

2. Based on the change in net asset value per share for the period shown, without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.

3. Class A returns show results of hypothetical investments on 12/31/94, 12/31/90 and 12/31/85, after deducting the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 12/1/70. The Fund's maximum sales charge for Class A shares was higher during a portion of some of the periods shown, and actual investment results will be different as a result of the change. Class B returns show results of hypothetical investments on 12/31/94 and 8/17/93 (inception of class), and the deduction of the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Certain Class C performance is not shown above because Class C shares were first publicly offered on 11/1/95. An explanation of the different performance calculations is in the Fund's prospectus.


2  Oppenheimer Equity Income Fund

                    Dear OppenheimerFunds Shareholder,

[PHOTO-JAMES C. SWAIN]
James C. Swain
Chairman
Oppenheimer
Equity Income Fund

[PHOTO-BRIDGET A. MACASKILL]
Bridget A. Macaskill
President
Oppenheimer
Equity Income Fund

The U.S. stock market put on quite a show in 1995 with the Dow Jones Industrial Average breaking the 5000 barrier. During 1995, conditions were ideal for rising stock prices. The economy grew fast enough to generate strong corporate profits--but not so fast as to rekindle inflation. And intermediate- and long-term interest rates fell sharply, as investors anticipated that the Federal Reserve Board had shifted from its restrictive monetary policy of the prior year.

     Leading the rally on Wall Street for much of the year were technology stocks. Even after a bumpy Fall, many stocks in semiconductors, computers, software and telecommunications doubled during the year. The global demand for these products--developed and manufactured by American companies--continued unabated.

     The reduction in the rate of growth of health care expenditures is just one reason why inflation remains moderate. Another reason is the plentiful supply of inexpensive energy. In addition, the emergence of capitalism throughout the world has created a global economy of new markets and new competitors, dampening prices and labor costs. And after many years of promise, technology has finally created efficiencies in the business environment.

     But the primary fuel to stock prices came from corporate profits, which have been surging in the past few years, due in large part to a rise in U.S. corporate productivity. The determination of Corporate America to be successful in today's highly competitive markets has led to a strategy of tight cost control with an emphasis on efficiency. With a global boom in technology and a weak dollar in the first half of the year--which made U.S. goods more attractive overseas--corporate earnings and profitability have remained very strong, growing about 20% between 1994 and 1995.

     With the Dow less than 1000 just 15 years ago and only 2500 five years ago, it's clear that the stock market's advance has been tremendous. So the question remains, "Is the case for stocks still strong?"

     Certainly, market volatility would be expected at this point in a five year bull market, especially since there hasn't been a "normal correction" of 10% or more since 1990. And the slowdown in the economy is likely to translate into soft profit growth this year.

     But the underlying economic conditions that have driven stocks thus far--moderate growth with low inflation, falling interest rates, and a Corporate America that's committed to increased efficiency--remain in place. Additionally, there is increasing demand for U.S. exports in light of expanding international economies, as well as the increasing belief that U.S. technologies lead the world. As a result, we believe that the stock market continues to offer a good value for investors. But, realistically, we don't expect another year like 1995 any time soon.

     Your portfolio manager discusses the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds, and we look forward to helping you reach your investment goals in the future.


/s/ James C. Swain            /s/ Bridget A. Macaskill

James C. Swain                Bridget A. Macaskill


January 22, 1996


3  Oppenheimer Equity Income Fund

Q + A  [PHOTO-JOHN DONEY] [PHOTO-MARK BINNING AND LAWRENCE APOLITO]

An interview with your Fund's managers.

Q What
helped
performance?

How has the Fund performed over the past six months?

We're very pleased with the Fund's performance. Our strong performance is tied to the fact that both the stock and bond markets have posted extremely favorable performance over the period, benefiting from declining interest rates, continued low inflation, and steady corpo- rate earnings in the face of a slowing economy. Strong markets, in combination with good security selection over the period, allowed us to meet our dual goals of pro- viding quarterly income while capturing the potential for growth.

[PHOTO-RICHARD RUBINSTEIN]

What investments have made positive contributions to performance?

Over the period, we'd been heavily invested in financial stocks, one of the top performing sectors in this year's mar-ket. In particular, we've had a lot of success with bank and insurance stocks. Though these stocks have performed very well, we believe we will continue to see upward earnings progress in 1996, especially when you consider that, even after this year's appreciation, bank stocks are selling at reasonable prices compared to the valuations found in other sectors of the market.1

   In terms of income, we have been focusing on long-term bonds and convertible securities. Because bonds rallied, and their performance was so outstanding over the period, we've been selling. Convertibles have also done well, and should continue as we go forward. This is based on their yields being in demand because interest rates are low, and their prices have been strong because of their ties to the underlying common stock.

1. The Fund's portfolio is subject to change.


4  Oppenheimer Equity Income Fund

Facing page
Top left: John Doney, Portfolio
Manager

Top right: Mark Binning and
Lawrence Apolito, Equity Trading

Bottom: Richard Rubinstein,
Member of Equity Investments
Team

This page
Top: John Doney

Bottom: Diane Sobin and Bruce
Bartlett, Members of Equity
Investments Team

A  We found
companies
that had
good earnings
regardless
of a slower economy.

Were there any investments that didn't perform as well as you'd expected?

Over the period, we've reduced our holdings in cyclical stocks somewhat, especially in the areas of paper products and chemi-cals. While stocks in this area of the market have not been poor performers per se, they just haven't performed as well as the overall market or our expectations for them. As a result, we've moved out of cyclicals both in convertibles and common stocks.

What areas are you currently targeting?

Right now we're looking for companies that exhibit reliability in earnings--and while we're looking across all industry sectors, a search like this tends to lead to higher quality stocks that have historically exhibited more stability.

[PHOTO-DIANE SOBIN AND BRUCE BARTLETT]

   We're also interested in companies that have been restructuring, or that have other internal factors that should help make earnings growth more certain. And while some companies in more cyclical businesses may meet our standards, we expect the majority of our investments to be in companies that don't need a push from the economy to achieve their desired sales. Companies in this category include the traditional growth stocks such as brand name consumer goods and phar-maceutical companies.

   Some other moves we've made recently include increasing our holdings of electrical utilities somewhat, due to their lower than usual valuations and high yield potential, and moving some money into healthcare stocks, with the belief that they will offer reliable earnings over the next year.

[PHOTO-JOHN DONEY]

What is your outlook for the Fund?

   Our outlook is optimistic. We continue to see a lot of positives in the stock market--such as low interest rates and inflation, and the fact that we've been able to find companies that have had good earnings regardless of a slower economy. These factors, along with our careful research into the individual stocks we buy, should lead to solid returns for the Fund in the coming year.[ ]


5  Oppenheimer Equity Income Fund

                    Financials



                    Contents

                    Statement of Investments                      7
                    Statement of Assets & Liabilities            15
                    Statement of Operations                      16
                    Statements of Changes in Net Assets          17
                    Financial Highlights                         18
                    Notes to Financial Statements                20


                    6  Oppenheimer Equity Income Fund

                    Statement of Investments   December 31, 1995 (Unaudited)

                                                                                                       Face            Market Value
                                                                                                       Amount(1)       See Note 1
===================================================================================================================================
U.S. Government Obligations--11.6%
-----------------------------------------------------------------------------------------------------------------------------------
Treasury--11.6%
                    U.S. Treasury Nts.:
                    7.50%, 12/31/96                                                                    $146,500,000    $149,796,250
                    7.625%, 5/31/96                                                                     100,000,000     101,000,000
                    7.875%, 6/30/96                                                                      14,200,000      14,386,375
                                                                                                                       ------------
                    Total U.S. Government Obligations (Cost $263,167,288)                                               265,182,625
===================================================================================================================================
Foreign Government Obligations--7.1%
-----------------------------------------------------------------------------------------------------------------------------------
                    Argentina (Republic of):
                    Par Bonds, 5%, 3/31/23(2)                                                             5,750,000       3,281,094
                    Past Due Interest Bonds, Series L, 6.812%, 3/31/05(3)                                 2,500,000       1,787,500
                    ---------------------------------------------------------------------------------------------------------------
                    Banco Nacional de Comercio Exterior SNC International Finance BV:
                    Bonds, 9.875%, 6/24/96                                                               23,150,000      23,222,344
                    Gtd. Bonds, 8%, 8/5/03                                                                2,000,000       1,590,000
                    ---------------------------------------------------------------------------------------------------------------
                    Banco Nacional de Obras y Servicios Publicos SA Nts., 10.75%, 8/16/96                 6,000,000       6,030,000
                    ---------------------------------------------------------------------------------------------------------------
                    Brazil (Federal Republic of) Interest Due and Unpaid Bonds, 6.688%, 1/1/01(3)         9,500,000       8,181,875
                    ---------------------------------------------------------------------------------------------------------------
                    Canada (Government of) Bonds, Series H62, 9.25%, 10/1/96 CAD                         55,800,000      42,047,169
                    ---------------------------------------------------------------------------------------------------------------
                    Ecuador (Republic of) Disc. Bonds, 6.812%, 2/28/25(3)                                 6,000,000       3,052,500
                    ---------------------------------------------------------------------------------------------------------------
                    Nafin Securities Ltd., 6% Gtd. Bonds, 12/19/96                                        2,000,000       1,942,500
                    ---------------------------------------------------------------------------------------------------------------
                    New South Wales State Bank Bonds, 9.25%, 2/18/03 AUD                                  9,900,000       7,681,870
                    ---------------------------------------------------------------------------------------------------------------
                    Ontario Hydro (Province of) Canada Gtd. Debs., 10.875%, 1/8/96 CAD                   16,000,000      11,760,902
                    ---------------------------------------------------------------------------------------------------------------
                    Panama (Republic of) Debs., 6.75%, 5/10/02(3)                                         5,000,000       4,284,375
                    ---------------------------------------------------------------------------------------------------------------
                    Quebec, Canada (Province of) Debs., 10.25%, 4/7/98 CAD                               10,000,000       7,959,138
                    ---------------------------------------------------------------------------------------------------------------
                    Queensland Treasury Corp. Gtd. Nts., 8%, 8/14/01 AUD                                 33,650,000      25,069,616
                    ---------------------------------------------------------------------------------------------------------------
                    South Australia (Government of) Bonds, 9%, 9/23/02 AUD                                3,000,000       2,302,734
                    ---------------------------------------------------------------------------------------------------------------
                    Venezuela (Republic of) Collateralized Par Bonds, Series W-A, 6.75%, 3/31/20         20,000,000      11,475,000
                                                                                                                       ------------
                    Total Foreign Government Obligations (Cost $172,162,957)                                            161,668,617
===================================================================================================================================
Non-Convertible Corporate Bonds and Notes--2.8%
-----------------------------------------------------------------------------------------------------------------------------------
                    Auburn Hills Trust, 12% Gtd. Exchangeable Certificates, 5/1/20                        5,000,000       7,822,755
                    ---------------------------------------------------------------------------------------------------------------
                    Coastal Corp., 11.75% Sr. Debs., 6/15/06                                              8,946,000       9,512,343
                    ---------------------------------------------------------------------------------------------------------------
                    Comcast Corp., 10.25% Sr. Sub. Debs., 10/15/01                                        6,000,000       6,585,000
                    ---------------------------------------------------------------------------------------------------------------
                    Imo Industries, Inc., 12.25% Sr. Sub. Debs., 8/15/97                                  4,469,000       4,502,517
                    ---------------------------------------------------------------------------------------------------------------
                    MagneTek, Inc., 10.75% Sr. Sub. Debs., 11/15/98                                       3,000,000       3,127,500
                    ---------------------------------------------------------------------------------------------------------------
                    Reliance Group Holdings, Inc., 9.75% Sr. Sub. Debs., 11/15/03                         4,250,000       4,398,750
                    ---------------------------------------------------------------------------------------------------------------
                    Rowan Cos., Inc., 11.875% Sr. Nts., 12/1/01                                           7,000,000       7,577,500
                    ---------------------------------------------------------------------------------------------------------------
                    Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(4)                       2,500,000       1,862,500
                    ---------------------------------------------------------------------------------------------------------------
                    Viacom International, Inc., 10.25% Sr. Sub. Nts., 9/15/01                            12,000,000      14,078,555
                    ---------------------------------------------------------------------------------------------------------------
                    WestPoint Stevens, Inc., 8.75% Sr. Nts., 12/15/01                                     6,000,000       6,045,000
                                                                                                                       ------------
                    Total Non-Convertible Corporate Bonds and Notes (Cost $58,013,190)                                   65,512,420

                    7  Oppenheimer Equity Income Fund

                                                                                                        Face           Market Value
                                                                                                        Amount(1)      See Note 1
===================================================================================================================================
Convertible Corporate Bonds and Notes--6.1%
-----------------------------------------------------------------------------------------------------------------------------------
                    AMR Corp., 6.125% Cv. Sub. Debs., 11/1/24                                           $20,000,000    $ 20,800,000
                    ---------------------------------------------------------------------------------------------------------------
                    Banco de Galicia y Buenos Aires SA, 7% Cv. Negotiable
                    Obligation Bonds, 8/1/02                                                              3,100,000       2,890,750
                    ---------------------------------------------------------------------------------------------------------------
                    Bank of New York, Inc. (The), 7.50% Cv. Sub. Debs., 8/15/01                           7,750,000      19,297,500
                    ---------------------------------------------------------------------------------------------------------------
                    Box Energy Corp., 8.25% Cv. Sub. Nts., 12/1/02                                        5,000,000       4,925,000
                    ---------------------------------------------------------------------------------------------------------------
                    Cooper Industries, Inc., 7.05% Cv. Unsec. Sub. Bonds, 1/1/15                          6,741,000       6,976,935
                    ---------------------------------------------------------------------------------------------------------------
                    Delta Air Lines, Inc., 3.23% Cv. Sub. Nts., 6/15/03                                  15,500,000      14,763,750
                    ---------------------------------------------------------------------------------------------------------------
                    ICN Pharmaceuticals, Inc., 8.50% Cv. Sub. Debs., 11/15/99                             4,500,000       4,876,875
                    ---------------------------------------------------------------------------------------------------------------
                    Inco Ltd.:
                    5.75% Cv. Debs., 7/1/04                                                               9,700,000      12,755,500
                    7.75% Cv. Debs., 3/15/16                                                              9,800,000      10,461,500
                    ---------------------------------------------------------------------------------------------------------------
                    IntelCom Group, Inc.:
                    7% Cv. Sub. Nts., 10/30/98(5)                                                         5,000,000       3,986,390
                    7% Cv. Sub. Nts., 10/30/98                                                              700,000         558,095
                    ---------------------------------------------------------------------------------------------------------------
                    Mutual Risk Management Ltd., Zero Coupon Cv.
                    Exchangeable Sub. Debs., 5.25%, 10/30/15(4)(6)                                       19,500,000       8,141,250
                    ---------------------------------------------------------------------------------------------------------------
                    Oryx Energy Co., 7.50% Cv. Sub. Debs., 5/15/14                                        7,000,000       6,273,750
                    ---------------------------------------------------------------------------------------------------------------
                    Stone Container Corp., 8.875% Cv. Sr. Sub. Nts., 7/15/00                              3,000,000       4,158,750
                    ---------------------------------------------------------------------------------------------------------------
                    Time Warner, Inc.:
                    8.75% Cv. Sr. Nts., 1/10/15                                                           1,748,150       1,809,335
                    Zero Coupon Cv. Liquid Yield Option Nts., 6.245%, 12/17/12(6)                        30,000,000      10,350,000
                    ---------------------------------------------------------------------------------------------------------------
                    U.S. Home Corp., 4.875% Cv. Sub. Debs., 11/1/05                                       4,350,000       4,186,875
                                                                                                                       ------------
                    Total Convertible Corporate Bonds and Notes (Cost $114,285,835)                                     137,212,255

                                                                                                       Shares
===================================================================================================================================
Common Stocks--47.8%
-----------------------------------------------------------------------------------------------------------------------------------
Basic Materials--3.2%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals--1.6%
                    Dexter Corp.                                                                            400,000       9,450,000
                    ---------------------------------------------------------------------------------------------------------------
                    Dow Chemical Co. (The)                                                                  200,000      14,075,000
                    ---------------------------------------------------------------------------------------------------------------
                    Du Pont (E.I.) De Nemours & Co.                                                         200,000      13,975,000
                                                                                                                       ------------
                                                                                                                         37,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Metals--0.2%
                    Reynolds Metals Co.                                                                     100,000       5,662,500
-----------------------------------------------------------------------------------------------------------------------------------
Paper--1.4%
                    Union Camp Corp.                                                                        200,000       9,525,000
                    ---------------------------------------------------------------------------------------------------------------
                    Westvaco Corp.                                                                          375,000      10,406,250
                    ---------------------------------------------------------------------------------------------------------------
                    Weyerhaeuser Co.                                                                        250,000      10,812,500
                                                                                                                       ------------
                                                                                                                         30,743,750

                    8  Oppenheimer Equity Income Fund

                                                                                                                       Market Value
                                                                                                            Shares     See Note 1
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--1.4%
                    General Motors Corp.                                                                    475,000     $25,115,625
                    ---------------------------------------------------------------------------------------------------------------
                    Snap-On, Inc.                                                                           133,900       6,058,975
                                                                                                                        -----------
                                                                                                                         31,174,600
-----------------------------------------------------------------------------------------------------------------------------------
Retail: General--1.1%
                    Sears, Roebuck & Co.                                                                    641,219      25,007,541
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals--5.0%
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--1.6%
                    American Home Products Corp.                                                            100,000       9,700,000
                    ---------------------------------------------------------------------------------------------------------------
                    Bristol-Myers Squibb Co.                                                                200,000      17,175,000
                    ---------------------------------------------------------------------------------------------------------------
                    Johnson & Johnson                                                                       100,000       8,562,500
                                                                                                                        -----------
                                                                                                                         35,437,500
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco--3.4%
                    Philip Morris Cos., Inc.                                                                600,000      54,300,000
                    ---------------------------------------------------------------------------------------------------------------
                    RJR Nabisco Holdings Corp.                                                              240,000       7,410,000
                    ---------------------------------------------------------------------------------------------------------------
                    UST, Inc.                                                                               500,000      16,687,500
                                                                                                                        -----------
                                                                                                                         78,397,500
-----------------------------------------------------------------------------------------------------------------------------------
Energy--4.3%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Services &
Producers--0.2%
                    Pacific Enterprises                                                                     50,000        1,412,500
                    ---------------------------------------------------------------------------------------------------------------
                    Schlumberger Ltd.                                                                       50,000        3,462,500
                                                                                                                        -----------
                                                                                                                          4,875,000
-----------------------------------------------------------------------------------------------------------------------------------
Oil-Integrated--4.1%
                    Mobil Corp.                                                                            176,500       19,768,000
                    ---------------------------------------------------------------------------------------------------------------
                    Occidental Petroleum Corp.                                                             600,000       12,825,000
                    ---------------------------------------------------------------------------------------------------------------
                    Phillips Petroleum Co.                                                                 400,000       13,650,000
                    ---------------------------------------------------------------------------------------------------------------
                    Royal Dutch Petroleum Co.                                                              201,500       28,436,687
                    ---------------------------------------------------------------------------------------------------------------
                    Texaco, Inc.                                                                           251,500       19,742,750
                                                                                                                        -----------
                                                                                                                         94,422,437
-----------------------------------------------------------------------------------------------------------------------------------
Financial--22.3%
-----------------------------------------------------------------------------------------------------------------------------------
Banks--17.6%
                    Banc One Corp.                                                                         700,000       26,425,000
                    ---------------------------------------------------------------------------------------------------------------
                    Bank of Boston Corp.                                                                   505,636       23,385,665
                    ---------------------------------------------------------------------------------------------------------------
                    BankAmerica Corp.                                                                      600,000       38,850,000
                    ---------------------------------------------------------------------------------------------------------------
                    Bankers Trust New York Corp.                                                           100,000        6,650,000
                    ---------------------------------------------------------------------------------------------------------------
                    Chase Manhattan Corp.                                                                  550,000       33,343,750
                    ---------------------------------------------------------------------------------------------------------------
                    Chemical Banking Corp.                                                                 550,000       32,312,500
                    ---------------------------------------------------------------------------------------------------------------
                    Citicorp                                                                               193,453       13,009,714
                    ---------------------------------------------------------------------------------------------------------------
                    Crestar Financial Corp.                                                                275,000       16,259,375
                    ---------------------------------------------------------------------------------------------------------------
                    First Chicago NBD Corp.                                                                452,500       17,873,750
                    ---------------------------------------------------------------------------------------------------------------
                    First Fidelity Bancorporation                                                          399,300       30,097,238
                    ---------------------------------------------------------------------------------------------------------------
                    First Union Corp.                                                                      300,000       16,687,500
                    ---------------------------------------------------------------------------------------------------------------
                    Fleet Financial Group, Inc.                                                            400,000       16,300,000

                    9  Oppenheimer Equity Income Fund

                                                                                                                       Market Value
                                                                                                          Shares       See Note 1
-----------------------------------------------------------------------------------------------------------------------------------
Banks
(continued)
                    Great Western Financial Corp.                                                           600,000    $ 15,300,000
                    ---------------------------------------------------------------------------------------------------------------
                    KeyCorp                                                                                 400,000      14,500,000
                    ---------------------------------------------------------------------------------------------------------------
                    Klamath First Bancorp, Inc.(7)                                                          270,000       3,712,500
                    ---------------------------------------------------------------------------------------------------------------
                    Magna Group, Inc.                                                                       400,000       9,500,000
                    ---------------------------------------------------------------------------------------------------------------
                    Mellon Bank Corp.                                                                       450,000      24,187,500
                    ---------------------------------------------------------------------------------------------------------------
                    National City Corp.                                                                     500,000      16,562,500
                    ---------------------------------------------------------------------------------------------------------------
                    PNC Bank Corp.                                                                          301,600       9,726,600
                    ---------------------------------------------------------------------------------------------------------------
                    Signet Banking Corp.                                                                    400,000       9,500,000
                    ---------------------------------------------------------------------------------------------------------------
                    U.S. Bancorp, Inc.                                                                      245,000       8,238,125
                    ---------------------------------------------------------------------------------------------------------------
                    UJB Financial Corp.                                                                     500,000      17,875,000
                                                                                                                       ------------
                                                                                                                        400,296,717
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.4%
                    American Express Co.                                                                    600,000      24,825,000
                    ---------------------------------------------------------------------------------------------------------------
                    Capital One Financial Corp.                                                             300,000       7,162,500
                                                                                                                       ------------
                                                                                                                         31,987,500
-----------------------------------------------------------------------------------------------------------------------------------
Insurance--3.3%
-----------------------------------------------------------------------------------------------------------------------------------
                    Allstate Corp.                                                                          724,432      29,792,266
                    ---------------------------------------------------------------------------------------------------------------
                    GCR Holdings Ltd.(7)                                                                    100,000       2,250,000
                    ---------------------------------------------------------------------------------------------------------------
                    General Re Corp.                                                                         50,000       7,750,000
                    ---------------------------------------------------------------------------------------------------------------
                    Prudential Reinsurance Holdings, Inc.                                                   248,000       5,797,000
                    ---------------------------------------------------------------------------------------------------------------
                    Reliance Group Holdings, Inc.                                                         2,141,500      18,470,438
                    ---------------------------------------------------------------------------------------------------------------
                    St. Paul Cos., Inc.                                                                     200,000      11,125,000
                                                                                                                       ------------
                                                                                                                         75,184,704
-----------------------------------------------------------------------------------------------------------------------------------
Industrial--3.4%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment--0.7%
                    AMP, Inc.                                                                               400,000      15,350,000
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing--2.7%
                    Keystone International, Inc.                                                            300,000       6,000,000
                    ---------------------------------------------------------------------------------------------------------------
                    Minnesota Mining & Manufacturing Co.                                                    400,000      26,500,000
                    ---------------------------------------------------------------------------------------------------------------
                    Tenneco, Inc.                                                                           600,000      29,775,000
                                                                                                                       ------------
                                                                                                                         62,275,000
-----------------------------------------------------------------------------------------------------------------------------------
Technology--2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.3%
                    Goodrich (B.F.) Co.                                                                     141,000       9,605,625
                    ---------------------------------------------------------------------------------------------------------------
                    United Technologies Corp.                                                               200,000      18,975,000
                                                                                                                       ------------
                                                                                                                         28,580,625

                    10  Oppenheimer Equity Income Fund

                                                                                                                       Market Value
                                                                                                            Shares     See Note 1
-----------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--0.6%
                    Moore Corp. Ltd.                                                                        716,000   $  13,335,500
-----------------------------------------------------------------------------------------------------------------------------------
Electronics--0.6%
                    Tektronix, Inc.                                                                         275,000      13,509,375
-----------------------------------------------------------------------------------------------------------------------------------
Utilities--4.6%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--4.6%
                    Allegheny Power System, Inc.                                                            300,000       8,587,500
                    ---------------------------------------------------------------------------------------------------------------
                    Central & South West Corp.                                                              400,000      11,150,000
                    ---------------------------------------------------------------------------------------------------------------
                    Detroit Edison Co.                                                                      300,000      10,350,000
                    ---------------------------------------------------------------------------------------------------------------
                    Entergy Corp.                                                                           550,000      16,087,500
                    ---------------------------------------------------------------------------------------------------------------
                    Florida Progress Corp.                                                                  500,000      17,687,500
                    ---------------------------------------------------------------------------------------------------------------
                    Ohio Edison Co.                                                                         400,000       9,400,000
                    ---------------------------------------------------------------------------------------------------------------
                    Public Service Co. of Colorado                                                          200,000       7,075,000
                    ---------------------------------------------------------------------------------------------------------------
                    Public Service Enterprise Group, Inc.                                                   604,000      18,497,500
                    ---------------------------------------------------------------------------------------------------------------
                    SCANA Corp.                                                                             200,000       5,725,000
                                                                                                                      -------------
                                                                                                                        104,560,000
                                                                                                                      -------------
                    Total Common Stocks (Cost $773,756,189)                                                           1,088,300,249
===================================================================================================================================
Preferred Stocks--16.7%
-----------------------------------------------------------------------------------------------------------------------------------
Basic Materials--2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Metals--1.5%
                    Alumax, Inc., $4.00 Cv., Series A                                                        50,000       6,450,000
                    ---------------------------------------------------------------------------------------------------------------
                    Armco, Inc., $3.625 Cum. Cv.                                                            200,000       9,950,000
                    ---------------------------------------------------------------------------------------------------------------
                    Cyprus Amax Minerals Co., $4.00 Cv., Series A                                           150,000       8,887,500
                    ---------------------------------------------------------------------------------------------------------------
                    Reynolds Metals Co., 7% Preferred Redeemable
                    Increased Dividend Equity Securities, $3.31 Cv., 12/31/97                               160,000       8,100,000
                                                                                                                      -------------
                                                                                                                         33,387,500
-----------------------------------------------------------------------------------------------------------------------------------
Paper--1.2%
                    Boise Cascade Corp., $1.58 Cum. Cv., Series G                                           300,000       8,587,500
                    ---------------------------------------------------------------------------------------------------------------
                    Bowater, 7% Preferred Redeemable Increased Dividend
                    Equity Securities, Series B, $6.58 Cv., 1/1/98                                           95,000       2,897,500
                    ---------------------------------------------------------------------------------------------------------------
                    James River Corp. of Virginia, Depositary Shares each representing a one-hundredth interest in a share of Series P, 9% Cum. Cv. Preferred
                    Stock, Dividend Enhanced Convertible Stock                                              700,000      16,362,500
                                                                                                                      -------------
                                                                                                                         27,847,500

                    11  Oppenheimer Equity Income Fund

                                                                                                                       Market Value
                                                                                                          Shares       See Note 1
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Leisure &
Entertainment--1.2%
                    Continental Airlines Finance Trust,
                    8.50% Cv. Trust Originated Preferred Securities(4)                                      250,000     $13,375,000
                    ---------------------------------------------------------------------------------------------------------------
                    Delta Air Lines, Inc., $3.50 Cv. Depositary Shares, Series C                            250,000      14,843,750
                                                                                                                        -----------
                                                                                                                         28,218,750
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals--2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies &
Services--0.6%
                    U.S. Surgical Corp., $2.20 Depositary Shares representing
                    one-fiftieth share of Series A Preferred Stock                                          550,000      13,887,500
-----------------------------------------------------------------------------------------------------------------------------------
Household Goods--0.8%
                    Westinghouse Electric Corp., Participating Equity
                    Preferred Shares, $12.125 Cv., Series C(4)                                            1,100,000      17,325,000
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco--1.2%
                    RJR Nabisco Holdings Corp., $6.50 Cv., Series C                                       4,315,000      27,508,125
-----------------------------------------------------------------------------------------------------------------------------------
Energy--2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Services &
Producers--0.5%
                    Noble Drilling Corp., $1.50 Cv. Exchangeable                                            122,000       3,141,500
                    ---------------------------------------------------------------------------------------------------------------
                    Santa Fe Energy Resources, Inc., Dividend Enhanced
                    Convertible Stock, $.732 Cv. Exchangeable, Series A                                     805,000       7,949,375
                                                                                                                        -----------
                                                                                                                         11,090,875
-----------------------------------------------------------------------------------------------------------------------------------
Oil-Integrated--1.7%
                    Atlantic Richfield Co., 9% Exchangeable Notes for
                    Common Stock of Lyondell Petrochemical Co., 9/15/97                                     400,000       9,400,000
                    ---------------------------------------------------------------------------------------------------------------
                    Enron Corp., 6.25% Cv. Automatic Common Exchangeable Securities                         270,000       6,480,000
                    ---------------------------------------------------------------------------------------------------------------
                    Occidental Petroleum Corp., $3.875 Cum. Cv.(4)                                          400,000      22,300,000
                                                                                                                        -----------
                                                                                                                         38,180,000
-----------------------------------------------------------------------------------------------------------------------------------
Financial--4.4%
-----------------------------------------------------------------------------------------------------------------------------------
Banks--2.7%
                    Citicorp, Cv. Depositary Shares, Series 13                                              200,000      36,500,000
                    ---------------------------------------------------------------------------------------------------------------
                    Fidelity Federal Bank, 12% Non-Cum.
                    Exchangeable Perpetual Preferred Stock, Series A(8)                                     100,000       2,537,500
                    ---------------------------------------------------------------------------------------------------------------
                    First Chicago NBD Corp., Depositary Shares
                    (each representing a one-hundredth interest in a
                    share of 5.75% cum. cv. preferred stock, series B)                                      135,000       9,045,000
                    ---------------------------------------------------------------------------------------------------------------
                    Sovereign Bancorp Inc., 6.25% Cv., Series B                                              36,500       2,080,500
                    ---------------------------------------------------------------------------------------------------------------
                    Washington Mutual, Inc., $6.00 Non-Cum. Cv. Perpetual
                    Preferred Stock, Series D                                                                96,800      11,083,600
                                                                                                                        -----------
                                                                                                                         61,246,600

                    12  Oppenheimer Equity Income Fund

                                                                                                                       Market Value
                                                                                                         Shares        See Note 1
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.5%
                    Allstate Corp., $2.30 Debt Exchangeable for
                    Common Stock of PMI Group, Inc.                                                         111,000    $  4,551,000
                    ---------------------------------------------------------------------------------------------------------------
                    American Express Co., Debt Exchangeable for
                    Common Stock of First Data Corp., 6.25%, 10/15/96                                       557,000      30,913,500
                                                                                                                       ------------
                                                                                                                         35,464,500
-----------------------------------------------------------------------------------------------------------------------------------
Insurance--0.2%
                    American General Delaware LLC, $3.00 Cv.
                    Monthly Income Preferred Securities, Series A                                            75,000       3,928,125
-----------------------------------------------------------------------------------------------------------------------------------
Industrial--2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Materials--0.5%
                    Owens-Corning Capital LLC, 6.50% Cv. Monthly Income
                    Preferred Securities(4)                                                                 200,000      11,975,000
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Services--1.1%
                    Browning-Ferris Industries, Inc., 7.25% Cv.
                    Automatic Common Exchangeable Securities(7)                                             225,000       7,059,375
                    ---------------------------------------------------------------------------------------------------------------
                    Case Equipment Corp., Cum. Cv., Series A(4)                                             100,000      11,400,000
                    ---------------------------------------------------------------------------------------------------------------
                    Corning Delaware LP, 6% Cv. Monthly Income Preferred Securities                         150,000       7,556,250
                                                                                                                       ------------
                                                                                                                         26,015,625
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.5%
                    Elsag Bailey Financing Trust, 5.50% Cv. Trust Originated
                    Preferred Securities(4)                                                                 220,000      11,082,500
-----------------------------------------------------------------------------------------------------------------------------------
Utilities--1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.5%
                    Valero Energy Corp., Cv.                                                                200,000      10,300,000
-----------------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--1.0%
                    Compania de Inversiones en Telecomunicaciones SA,
                    Provisionally Redeemable Income Debt
                    Exchangeable for Stock, 7%, 3/3/98(4)                                                   200,000      11,275,000
                    ---------------------------------------------------------------------------------------------------------------
                    US West, Inc., 7.625% Cv. Debt Exchangeable for
                    Common Stock of Enhanced Financial Services Group                                       415,000      11,049,375
                                                                                                                       ------------
                                                                                                                         22,324,375
                                                                                                                       ------------
                    Total Preferred Stocks (Cost $309,080,296)                                                          379,781,975

                                                                                                         Units
===================================================================================================================================
Rights, Warrants and Certificates--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                    Venezuela Government Wts., Exp. 4/20 (Cost $0)                                          100,000              --

                                                                                                         Face
                                                                                                         Amount(1)
===================================================================================================================================
Structured Instruments--0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                    CS First Boston Corp. Argentina Structured Product Asset Return
                    Trust Certificates, 9.40%, 9/1/97 [representing debt of Argentina
                    (Republic of) Bonos del Tesoro Bonds, Series II, 5.898%, 9/1/97
                    and an interest rate swap between Credit Suisse Financial
                    Products and the Trust] (Cost $5,714,285)(4)                                         $5,714,285       5,641,348

                    13  Oppenheimer Equity Income Fund

                                                                                                      Face           Market Value
                                                                                                      Amount(1)      See Note 1
===================================================================================================================================
Repurchase Agreement--7.1%
-----------------------------------------------------------------------------------------------------------------------------------
                    Repurchase agreement with First Chicago Capital Markets,
                    5.90%, dated 12/29/95, to be repurchased at $162,906,724
                    on 1/2/96, collateralized by U.S. Treasury Nts., 5.125%--8.75%,
                    12/31/96--11/5/04, with a value of $88,369,019, U.S. Treasury
                    Bonds, 6.25%--11.25%, 8/15/03--8/15/23, with a value of
                    $53,553,750, and U.S. Treasury Bills maturing 11/14/96,
                    with a value of $24,285,857 (Cost $162,800,000)                                   $162,800,000   $  162,800,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,858,980,040)                                                             99.4%   2,266,099,489
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                                0.6       13,007,662
                                                                                                      ------------   --------------
Net Assets                                                                                                   100.0%  $2,279,107,151
                                                                                                      ============   ==============

1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD--Australian Dollar

CAD--Canadian Dollar

2. Represents the current interest rate for an increasing rate security.

3. Represents the current interest rate for a variable rate security.

4. Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $114,377,598 or 5.02% of the Fund's net assets, at December 31, 1995.

5. Interest or dividend is paid in kind.

6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

7. Non-income producing security.

8. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 1995. The aggregate fair value of all securities of affiliated companies as of December 31, 1995 amounted to $2,537,500. Transactions during the period in which the issuer was an affiliate are as follows:

                                   Balance                                  Gross             Balance
                                   June 30, 1995      Gross Additions       Reductions        December 31, 1995
                                   ---------------    ---------------       --------------    -----------------       Dividend
                                   Shares  Cost       Shares    Cost        Shares    Cost    Shares    Cost          Income
------------------------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank, 12%
Non-Cum. Exchangeable
Perpetual Preferred Stock, Series A    --  $    --   100,000   $2,500,000        --  $ --    100,000   $2,500,000    $    --

                    See accompanying Notes to Financial Statements.


                    14  Oppenheimer Equity Income Fund

                    Statement of Assets and Liabilities   December 31, 1995 (Unaudited)
===================================================================================================================================
Assets              Investments, at value--see accompanying statement:
                    Unaffiliated companies (cost $1,856,480,040)                                                     $2,263,561,989
                    Affiliated companies (cost $2,500,000)                                                                2,537,500
                    ---------------------------------------------------------------------------------------------------------------
                    Cash                                                                                                    489,070
                    ---------------------------------------------------------------------------------------------------------------
                    Receivables:
                    Interest and dividends                                                                               20,209,664
                    Investments sold                                                                                      1,884,999
                    Shares of beneficial interest sold                                                                    1,759,226
                    ---------------------------------------------------------------------------------------------------------------
                    Other                                                                                                   137,456
                                                                                                                     --------------
                    Total assets                                                                                      2,290,579,904
===================================================================================================================================
Liabilities         Payables and other liabilities:
                    Shares of beneficial interest redeemed                                                                7,441,132
                    Dividends                                                                                             2,324,383
                    Distribution and service plan fees                                                                    1,094,576
                    Shareholder reports                                                                                     406,956
                    Transfer and shareholder servicing agent fees                                                           100,813
                    Other                                                                                                   104,893
                                                                                                                     --------------
                    Total liabilities                                                                                    11,472,753
===================================================================================================================================
Net Assets                                                                                                           $2,279,107,151
                                                                                                                     ==============
===================================================================================================================================
Composition of
Net Assets
                    Paid-in capital                                                                                  $1,851,322,319
                    ---------------------------------------------------------------------------------------------------------------
                    Undistributed net investment income                                                                   1,331,339
                    ---------------------------------------------------------------------------------------------------------------
                    Accumulated net realized gain on investments and foreign currency transactions                       19,344,516
                    ---------------------------------------------------------------------------------------------------------------
                    Net unrealized appreciation on investments and translation of assets
                    and liabilities denominated in foreign currencies                                                   407,108,977
                                                                                                                     --------------
                    Net assets                                                                                       $2,279,107,151
                                                                                                                     ==============
===================================================================================================================================
Net Asset Value
Per Share
                    Class A Shares:
                    Net asset value and redemption price per share (based on net assets
                    of $2,072,698,051 and 189,753,553 shares of beneficial interest outstanding)                             $10.92
                    Maximum offering price per share (net asset value plus sales charge
                    of 5.75% of offering price)                                                                              $11.59
                    ---------------------------------------------------------------------------------------------------------------
                    Class B Shares:
                    Net asset value, redemption price and offering price per share (based on net assets
                    of $205,553,405 and 18,913,996 shares of beneficial interest outstanding)                                $10.87
                    ---------------------------------------------------------------------------------------------------------------
                    Class C Shares:
                    Net asset value, redemption price and offering price per share (based on net assets
                    of $855,695 and 78,506 shares of beneficial interest outstanding)                                        $10.90


                    See accompanying Notes to Financial Statements.



                    15  Oppenheimer Equity Income Fund

                    Statement of Operations   For the Six Months Ended December 31, 1995 (Unaudited)
===================================================================================================================================
Investment Income   Interest                                                                                           $ 30,876,400
                    ---------------------------------------------------------------------------------------------------------------
                    Dividends (net of withholding taxes of $168,761)                                                     29,576,977
                                                                                                                       ------------
                    Total income                                                                                         60,453,377

===================================================================================================================================
Expenses            Management fees--Note 4                                                                               5,856,934
                    ---------------------------------------------------------------------------------------------------------------
                    Distribution and service plan fees--Note 4:
                    Class A                                                                                               1,874,080
                    Class B                                                                                                 926,427
                    Class C                                                                                                     511
                    ---------------------------------------------------------------------------------------------------------------
                    Transfer and shareholder servicing agent fees--Note 4                                                 1,458,815
                    ---------------------------------------------------------------------------------------------------------------
                    Shareholder reports                                                                                     278,425
                    ---------------------------------------------------------------------------------------------------------------
                    Custodian fees and expenses                                                                             109,246
                    ---------------------------------------------------------------------------------------------------------------
                    Legal and auditing fees                                                                                  35,644
                    ---------------------------------------------------------------------------------------------------------------
                    Trustees' fees and expenses                                                                              30,314
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance expenses                                                                                       23,799
                    ---------------------------------------------------------------------------------------------------------------
                    Registration and filing fees:
                    Class B                                                                                                  10,633
                    Class C                                                                                                     294
                    ---------------------------------------------------------------------------------------------------------------
                    Other                                                                                                    40,374
                                                                                                                       ------------
                    Total expenses                                                                                       10,645,496

===================================================================================================================================
Net Investment Income                                                                                                    49,807,881

===================================================================================================================================
Realized and Unrealized Gain
                    Net realized gain on:
                    Investments                                                                                          35,415,872
                    Foreign currency transactions                                                                            65,180
                                                                                                                       ------------
                    Net realized gain                                                                                    35,481,052
                    ---------------------------------------------------------------------------------------------------------------
                    Net change in unrealized appreciation or depreciation on:
                    Investments                                                                                         143,540,781
                    Translation of assets and liabilities denominated in foreign currencies                               2,040,347
                                                                                                                       ------------
                    Net change                                                                                          145,581,128
                                                                                                                       ------------
                    Net realized and unrealized gain                                                                    181,062,180

===================================================================================================================================
Net Increase in Net Assets Resulting From Operations                                                                   $230,870,061
                                                                                                                       ============

                    See accompanying Notes to Financial Statements.


                    16  Oppenheimer Equity Income Fund

                    Statements of Changes in Net Assets

                                                                                                Six Months Ended     Year Ended
                                                                                                December 31, 1995    June 30,
                                                                                                (Unaudited)          1995
===================================================================================================================================
Operations          Net investment income                                                       $   49,807,881       $   97,932,280
                    ---------------------------------------------------------------------------------------------------------------
                    Net realized gain                                                               35,481,052           33,525,676
                    ---------------------------------------------------------------------------------------------------------------
                    Net change in unrealized appreciation or depreciation                          145,581,128          153,278,187
                                                                                                --------------       --------------
                    Net increase in net assets resulting from operations                           230,870,061          284,736,143

===================================================================================================================================
Dividends and
Distributions to
Shareholders
                    Dividends from net investment income:
                    Class A                                                                        (44,024,684)         (88,319,907)
                    Class B                                                                         (3,473,892)          (5,380,964)
                    Class C                                                                             (7,519)                  --
                    ---------------------------------------------------------------------------------------------------------------
                    Distributions from net realized gain:
                    Class A                                                                        (45,032,336)         (23,241,171)
                    Class B                                                                         (4,473,953)          (1,584,662)
                    Class C                                                                            (15,717)                  --

===================================================================================================================================
Beneficial Interest
Transactions
                    Net increase (decrease) in net assets resulting from
                    beneficial interest transactions--Note 2:
                    Class A                                                                         56,314,253          (34,706,185)
                    Class B                                                                         33,382,260           62,397,726
                    Class C                                                                            873,048                   --

===================================================================================================================================
Net Assets          Total increase                                                                 224,411,521          193,900,980
                    ---------------------------------------------------------------------------------------------------------------
                    Beginning of period                                                          2,054,695,630        1,860,794,650
                                                                                                --------------       --------------
                    End of period [including undistributed (overdistributed)
                    net investment income of $1,331,339 and $(970,447), respectively]           $2,279,107,151       $2,054,695,630
                                                                                                ==============       ==============

                    See accompanying Notes to Financial Statements.


                    17  Oppenheimer Equity Income Fund

Financial Highlights

                                                       Class A
                                                       ------------------------------------------------------------
                                                       Six Months Ended
                                                       December 31, 1995        Year Ended June 30,
                                                       (Unaudited)              1995                     1994
===================================================================================================================
Per Share Operating Data:
Net asset value, beginning of period                       $10.25                   $ 9.44                   $10.01
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .25                      .50                      .47
Net realized and unrealized gain (loss)                       .90                      .92                     (.39)
                                                           ------                   ------                   ------
Total income (loss) from investment operations               1.15                     1.42                      .08
-------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                         (.24)                    (.48)                    (.47)
Dividends in excess of net investment income                   --                       --                     (.01)
Distributions from net realized gain                         (.24)                    (.13)                    (.12)
Distributions in excess of capital gains                       --                       --                     (.05)
                                                           ------                   ------                   ------
Total dividends and distributions to shareholders            (.48)                    (.61)                    (.65)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $10.92                   $10.25                   $ 9.44
                                                           ======                   ======                   ======

===================================================================================================================
Total Return, at Net Asset Value(3)                         11.34%                   15.66%                    0.65%

===================================================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands)               $2,072,698               $1,893,249               $1,772,944
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $1,990,738               $1,797,670               $1,831,606
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                        4.61%(4)                 5.15%                    4.72%
Expenses                                                      .90%(4)                  .96%                     .90%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                   18.0%                    45.7%                    30.4%
Average brokerage commission rate(6)                        $0.15                       --                       --

1. For the period from November 1, 1995 (inception of offering) to December 31, 1995.

2. For the period from August 17, 1993 (inception of offering) to June 30, 1994.

3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized.



18  Oppenheimer Equity Income Fund

                                                Class B                                                       Class C
------------------------------------------      ------------------------------------------------------        ----------------
                                                Six months Ended                                              Period Ended
                                                December 31, 1995       Year Ended June 30,                   Dec. 31, 1995(1)
1993            1992            1991            (Unaudited)             1995                    1994(2)       (Unaudited)
==============================================================================================================================

    $ 9.15           $8.86           $9.18        $10.21                  $ 9.40                 $10.22                 $10.81
------------------------------------------------------------------------------------------------------------------------------

       .50             .50             .48           .21                     .43                    .36                    .05
       .99             .39            (.17)          .89                     .91                   (.58)                   .40
----------      ----------      ----------      --------                --------                -------                -------
      1.49             .89             .31          1.10                    1.34                   (.22)                   .45
------------------------------------------------------------------------------------------------------------------------------

      (.48)           (.48)           (.48)         (.20)                   (.40)                  (.42)                  (.12)
        --              --              --            --                      --                   (.01)                    --
      (.15)           (.12)           (.15)         (.24)                   (.13)                  (.12)                  (.24)
        --              --              --            --                      --                   (.05)                    --
----------      ----------      ----------      --------                --------                -------                -------
      (.63)           (.60)           (.63)         (.44)                   (.53)                  (.60)                  (.36)
------------------------------------------------------------------------------------------------------------------------------
    $10.01           $9.15           $8.86        $10.87                  $10.21                 $ 9.40                 $10.90
==========      ==========      ==========      ========                ========                =======                =======

==============================================================================================================================
     16.76%          10.26%           3.68%        10.86%                  14.87%                 (2.35)%                 4.20%

==============================================================================================================================

$1,790,346      $1,555,924      $1,393,303      $205,553                $161,447                $87,850                   $856
------------------------------------------------------------------------------------------------------------------------------
$1,657,692      $1,525,599      $1,323,858      $184,158                $122,471                $47,414                   $320
------------------------------------------------------------------------------------------------------------------------------

      5.12%           5.33%           5.31%         3.79%(4)                4.34%                  3.99%(4)               3.50%(4)
       .79%            .82%            .79%         1.73%(4)                1.79%                  1.82%(4)               2.20%(4)
------------------------------------------------------------------------------------------------------------------------------
      59.0%           37.0%           64.0%         18.0%                   45.7%                  30.4%                  18.0%
        --              --              --         $0.15                      --                     --                  $0.15

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1995 were $426,206,642 and $355,357,135, respectively.

6. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.


See accompanying Notes to Financial Statements.

19  Oppenheimer Equity Income Fund

Notes to Financial Statements   (Unaudited)

===============================================================================
1. Significant
   Accounting Policies

Oppenheimer Equity Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek as much current income as is compatible with prudent investment. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or asked price or the last sale price on the prior trading day. Long-term and short-term ``non-money market'' debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term ``money market type'' debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

-------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

-------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

-------------------------------------------------------------------------------
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

-------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

-------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

20  Oppenheimer Equity Income Fund

===============================================================================
1. Significant
   Accounting Policies
   (continued)

Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made on the ex-date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

===============================================================================
2. Shares of
   Beneficial Interest


The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                         Six Months Ended December 31, 1995(1)  Year Ended June 30, 1995
                                         -------------------------------------  ------------------------------
                                         Shares           Amount                Shares           Amount
--------------------------------------------------------------------------------------------------------------
Class A:
Sold                                         9,382,573    $ 102,178,754            19,327,605    $ 207,336,132
Dividends and distributions reinvested       7,731,840       83,793,589            11,012,028       83,402,034
Redeemed                                   (11,983,791)    (129,658,090)          (33,557,623)    (325,444,351)
                                         -------------    -------------         -------------    -------------
Net increase (decrease)                      5,130,622    $  56,314,253            (3,217,990)   $ (34,706,185)
                                         =============    =============         =============    =============
--------------------------------------------------------------------------------------------------------------
Class B:
Sold                                         3,649,121    $  39,355,528             7,529,176    $  72,586,104
Dividends and distributions reinvested         677,384        7,301,491               670,317        6,342,433
Redeemed                                    (1,228,176)     (13,274,759)           (1,724,724)     (16,530,811)
                                         -------------    -------------         -------------    -------------
Net increase                                 3,098,329    $  33,382,260             6,474,769    $  62,397,726
                                         =============    =============         =============    =============
--------------------------------------------------------------------------------------------------------------
Class C:
Sold                                            76,459    $     850,947                    --    $          --
Dividends and distributions reinvested           2,146           23,222                    --               --
Redeemed                                           (99)          (1,121)                   --               --
                                         -------------    -------------         -------------    -------------
Net increase                                    78,506    $     873,048                    --    $          --
                                         =============    =============         =============    =============


1. For the six months ended December 31, 1995 for Class A shares and Class B shares and for the period from November 1, 1995 (inception of offering) to December 31, 1995 for Class C shares.


21  Oppenheimer Equity Income Fund

===============================================================================
3. Unrealized Gains and
   Losses On Investments

At December 31, 1995, net unrealized appreciation on investments of $407,119,449 was composed of gross appreciation of $429,418,918, and gross depreciation of $22,299,469.

===============================================================================
4. Management Fees and
   Other Transactions
   With Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of .75% on the first $100 million of average annual net assets with a reduction of .05% on each $100 million thereafter, to .50% on net assets in excess of $500 million. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed 1.5% of the first $30 million of average annual net assets of the Fund, plus 1% of average annual net assets in excess of $30 million.

     For the six months ended December 31, 1995, commissions (sales charges paid by investors) on sales of Class A shares totaled $2,162,374, of which $676,570 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $1,251,338 and $7,496, of which $93,130 and $141, respectively, was paid to an affiliated broker/dealer. During the six months ended December 31, 1995, OFDI received contingent deferred sales charges of $178,323 upon redemption of Class B shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

     OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

     Under separate approved plans, each class may expend up to .25% of its net assets annually to compensate OFDI for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other institutions. In addition, Class B and Class C shares are subject to an asset-based sales charge of .75% of net assets annually, to compensate OFDI for sales commissions paid from its own resources at the time of sale and associated financing costs. In the event of termination or discontinuance of the Class B or Class C plan, the Board of Trustees may allow the Fund to continue payment of the asset-based sales charge to OFDI for distribution expenses incurred on Class B or Class C shares sold prior to termination or discontinuance of the plan. At December 31, 1995, OFDI had incurred unreimbursed expenses of $6,304,461 for Class B and $13,641 for Class C. During the six months ended December 31, 1995, OFDI paid $115,999 and $14,572, respectively, to an affiliated broker/dealer as compensation for Class A and Class B personal service and maintenance expenses, and retained $775,614 and $436, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs.


22  Oppenheimer Equity Income Fund

                    Oppenheimer Equity Income Fund

===============================================================================
Officers and Trustees

                    James C. Swain, Chairman and Chief Executive Officer
                    Robert G. Avis, Trustee
                    William A. Baker, Trustee
                    Charles Conrad, Jr., Trustee
                    Jon S. Fossel, Trustee
                    Raymond J. Kalinowski, Trustee
                    C. Howard Kast, Trustee
                    Robert M. Kirchner, Trustee
                    Bridget A. Macaskill, Trustee and President
                    Ned M. Steel, Trustee
                    Andrew J. Donohue, Vice President
                    John P. Doney, Vice President
                    George C. Bowen, Vice President, Secretary and Treasurer
                    Robert J. Bishop, Assistant Treasurer
                    Scott Farrar, Assistant Treasurer
                    Robert G. Zack, Assistant Secretary
===============================================================================
Investment Advisor  OppenheimerFunds, Inc.
===============================================================================
Distributor         OppenheimerFunds Distributor, Inc.
===============================================================================
Transfer and Shareholder
Servicing Agent
                    OppenheimerFunds Services
===============================================================================
Custodian of
Portfolio Securities
                    The Bank of New York
===============================================================================
Independent Auditors
                    Deloitte & Touche LLP
===============================================================================
Legal Counsel       Myer, Swanson, Adams & Wolf, P.C.

                    The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors. This is a copy of a report to shareholders of Oppenheimer Equity Income Fund. This report must be preceded by a Prospectus of Oppenheimer Equity Income Fund. For material information concerning the Fund, see the Prospectus.

                    Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


                    23  Oppenheimer Equity Income Fund

Information
General Information
Monday-Friday 8:30 a.m.-8 p.m. ET
Saturday 10 a.m.-2 p.m. ET
1-800-525-7048

Telephone Transactions
Monday-Friday 8:30 a.m.-8 p.m. ET
1-800-852-8457

PhoneLink
24 hours a day, automated
information and transactions
1-800-533-3310

Telecommunications Device
for the Deaf (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET
1-800-843-4461

OppenheimerFunds
Information Hotline
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments
1-800-835-3104

RS0300.001.1295       February 28, 1996

(Picture of Jennifer Leonard)
(Caption) Jennifer Leonard, Customer Service Representative
OppenheimerFunds Service

"How may I help you?"

As an Oppenheimer funds shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

     And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

     When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.

     For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

     You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFun ds Services, with their Award of Excellence in 1993.

     So call us today--we're here to help.

(Oppenheimer Logo)

OppenheimerFunds Distributor, Inc.
P.O. Box 5270
Denver, CO 80217-5270
--------------
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